Accounts payable and accrued expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Accounts payable and accrued expenses [Abstract]
Accounts payable	$ 10,885		$ 8,883
Accrued interest	5,460		3,026
Accrued voyage expenses	3,237		2,274
Accrued employee compensation	3,043		2,566
Other	6,009	[1]	679
Total accounts payable and accrued expenses	$ 28,634		$ 17,427

[1]	Other includes accrued OPEX and accrued CAPEX in 2018